Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,462	$ 1,056
Adjustments for:
Depreciation	296	313
Net gains on disposals of businesses and investments	(36)	(3)
Deferred tax	(511)	(11)
Other	773	288
Pension contribution	(500)	0
Changes in working capital and other items	(566)	18
Operating cash flows from continuing operations	2,085	2,900
Operating cash flows from discontinued operations	(56)	84
Net cash provided by operating activities	2,029	2,984
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(185)	(112)
Proceeds from disposals of businesses and investments	50	5
Capital expenditures, less proceeds from disposals	(950)	(905)
Other investing activities	21	40
Investing cash flows from continuing operations	(1,064)	(972)
Investing cash flows from discontinued operations, net of taxes paid	17	3,158
Net cash (used in) provided by investing activities	(1,047)	2,186
FINANCING ACTIVITIES
Proceeds from debt		498
Repayments of debt	(2,112)	(503)
Net borrowings (repayments) under short-term loan facilities	1,641	(1,038)
Repurchases of common shares	(1,000)	(1,673)
Dividends paid to non-controlling interests	(66)	(57)
Other financing activities	5	43
Net cash used in financing activities	(2,490)	(3,712)
(Decrease) increase in cash and bank overdrafts	(1,508)	1,458
Translation adjustments	9	(13)
Cash and bank overdrafts at beginning of period	2,367	922
Cash and bank overdrafts at end of period	868	2,367
Cash and bank overdrafts at end of period comprised of:
Cash and cash equivalents	874	2,368
Bank overdrafts	(6)	(1)
Cash and bank overdrafts at end of period	868	2,367
Supplemental cash flow information is provided in note 26.
Interest paid	(374)	(347)
Income taxes paid	(191)	(347)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(2)	(2)
Number of common shares [member]
FINANCING ACTIVITIES
Dividends paid	(956)	(980)
Computer software [member]
Adjustments for:
Amortisation expense	699	711
Other identifiable intangible assets [member]
Adjustments for:
Amortisation expense	$ 468	$ 528